SHAREHOLDERS' EQUITY (Warrants) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended
	Sep. 30, 2013 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2013	Sep. 23, 2013 USD ($)	Feb. 28, 2014 Subsequent Event [Member]	Aug. 31, 2008 Warrant [Member] USD ($)	May 30, 2007 Warrant [Member]
Class of Warrant or Right [Line Items]
Maximum number of shares issuable under warrant to purchase common stock							126,250,000
Exercise price of warrant							3.56
Warrants outstanding to purchase shares of common stock		3,171,000					31,562
Revenue reduction amount recognized						$ 64
Volatility factor						50.00%
Risk-free rate						3.30%
Average Expected Life		4 years	4 years			8 years 9 months
Equity issuance expenses related to offering	2,576
Warrant costs	662
Warrant issued		8,932,500
Increase in common stock value				1,830
Liability for warrant		1,360
Warrants Exercised Cash Less				5,761,500	200,000
Realized gain on cash-less exercise of warrants		$ 3,235
Issuance Of Common Stock					199,388